Income tax (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning	R$ 11,698	R$ 4,638
Acquired in business combinations	1,531
Recognized in profit or loss	9,259	7,060
Deferred tax assets, ending	22,488	11,698
Bonus Provision [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning	1,752	834
Acquired in business combinations
Recognized in profit or loss	1,615	918
Deferred tax assets, ending	3,367	1,752
Contingency [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning	5,304	2,994
Acquired in business combinations	1,531
Recognized in profit or loss	1,552	2,310
Deferred tax assets, ending	8,387	5,304
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning	1,248	777
Acquired in business combinations
Recognized in profit or loss	462	471
Deferred tax assets, ending	1,710	1,248
Impairment Of Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning	145	33
Acquired in business combinations
Recognized in profit or loss	4,262	112
Deferred tax assets, ending	4,407	145
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning	3,249
Acquired in business combinations
Recognized in profit or loss	1,368	3,249
Deferred tax assets, ending	R$ 4,617	R$ 3,249